UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/09 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2009

Principal			Maturity
Amount		Rate	Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (78.5%)

	FEDERAL FARM CREDIT BANK (7.3%)
$2,000,000	Federal Farm Credit Bank	3.50%	10/3/11	$2,102,536
1,000,000	Federal Farm Credit Bank	2.63	4/17/14	1,023,354
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	3,456,087
6,000,000	TOTAL FEDERAL FARM CREDIT BANK
	(Cost $6,032,766)			6,581,977
	FEDERAL HOME LOAN BANK (7.7%)
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,069,020
3,500,000	Federal Home Loan Bank	3.63	10/18/13	3,739,848
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,107,702
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,111,653
6,500,000	TOTAL FEDERAL HOME LOAN BANK
	(Cost $6,747,298)			7,028,223
	FEDERAL HOME LOAN MORTGAGE CORPORATION (32.9%)
673,407	Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB	5.50	8/15/13	688,269
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,537,170
1,000,000	Federal Home Loan Mortgage Corporation	3.00	7/28/14	1,035,582
1,000,000	Federal Home Loan Mortgage Corporation	4.50	1/15/15	1,097,586
589,603	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	636,261
440,032	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	452,232
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,153,349
672,539	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	698,248
13,463	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	14,462
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,130,846
225,343	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	242,070
15,869	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	17,047
500,736	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	518,311
770,877	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	796,499
14,202	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	15,230
46,715	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	50,095
39,337	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	41,626
275,861	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	291,392
130,429	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	137,773
36,662	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	39,189
498,356	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	532,701
34,835	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	37,170
44,434	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	47,496
163,203	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	174,144
1,020,413	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	1,090,736
524,218	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	545,959
1,244,571	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	1,323,661
716,778	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	762,440
807,561	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	858,880
432,621	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	450,582
972,964	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	1,020,902
471,424	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	492,694
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,059,115
954,548	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	995,202
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,278,939
462,569	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	476,215
798,981	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	831,358
735,738	Federal Home Loan Mortgage Corporation REMIC Trust Series 2761 Class AB	5.00	8/15/31	767,954
309,206	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	316,794
189,277	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	193,065
998,644	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	1,082,573

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value

$667,543	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00%	1/1/35	$701,507
349,970	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	367,776
362,772	Federal Home Loan Mortgage Corporation Pool #783022 (1)	4.42	2/1/35	371,949
417,186	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	438,087
269,192	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	282,678
615,979	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	657,149
1,142,602	Federal Home Loan Mortgage Corporation Gold PC Pool #A59334	5.50	4/1/37	1,217,898
733,486	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	781,781
27,884,146	TOTAL FEDERAL HOME LOAN MORTGAGE
	CORPORATION (Cost $28,113,916)			29,750,642
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (25.1%)
163,863	Federal National Mortgage Association Pool #255325	4.50	7/1/11	169,973
3,000,000	Federal National Mortgage Association	2.75	3/13/14	3,100,107
45,875	Federal National Mortgage Association Pool #511823	5.50	5/1/16	49,674
964,281	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	1,027,900
43,546	Federal National Mortgage Association Pool #615289	5.50	12/1/16	47,152
129,553	Federal National Mortgage Association Pool #622373	5.50	12/1/16	140,283
89,073	Federal National Mortgage Association Pool #631328	5.50	2/1/17	96,450
124,981	Federal National Mortgage Association Pool #623503	6.00	2/1/17	135,684
8,624	Federal National Mortgage Association Pool #643277	5.50	4/1/17	9,338
13,222	Federal National Mortgage Association Pool #638247	5.50	5/1/17	14,317
617,848	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	636,217
73,548	Federal National Mortgage Association Pool #685183	5.00	3/1/18	78,881
231,004	Federal National Mortgage Association Pool #254684	5.00	3/1/18	247,754
87,803	Federal National Mortgage Association Pool #703936	5.00	5/1/18	94,170
807,031	Federal National Mortgage Association Pool #257566	4.50	1/1/19	855,874
900,375	Federal National Mortgage Association Pool #780956	4.50	5/1/19	953,179
341,915	Federal National Mortgage Association Pool #790984	5.00	7/1/19	365,853
333,918	Federal National Mortgage Association Pool #786915	5.00	8/1/19	357,296
914,651	Federal National Mortgage Association Pool #735063	4.50	12/1/19	968,292
209,331	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	216,373
563,161	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	585,014
239,084	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	253,265
114,643	Federal National Mortgage Association Pool #412682	6.00	3/1/28	124,475
75,357	Federal National Mortgage Association Pool #425239	6.50	4/1/28	82,397
450,892	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	459,783
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	1,058,615
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,340,828
1,273	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,451
97,283	Federal National Mortgage Association Pool #571090	7.50	1/1/31	110,926
1,846	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,105
39,978	Federal National Mortgage Association Pool #629297	6.50	2/1/32	43,613
392,153	Federal National Mortgage Association Pool #626440	7.50	2/1/32	447,352
45,106	Federal National Mortgage Association Pool #634996	6.50	5/1/32	49,179
65,009	Federal National Mortgage Association Pool #254383	7.50	6/1/32	74,160
204,720	Federal National Mortgage Association Pool #254476	5.50	9/1/32	218,914
7,394	Federal National Mortgage Association Pool #688539	5.50	3/1/33	7,900
369,591	Federal National Mortgage Association Pool #650386	5.00	7/1/33	389,031
331,815	Federal National Mortgage Association Pool #726889	5.50	7/1/33	354,510
351,506	Federal National Mortgage Association Pool #759028	5.50	1/1/34	375,548
203,810	Federal National Mortgage Association Pool #769862	5.50	2/1/34	217,655
224,129	Federal National Mortgage Association Pool #761913	5.50	2/1/34	239,354
206,949	Federal National Mortgage Association Pool #763393	5.50	2/1/34	221,104
21,310	Federal National Mortgage Association Pool #769682	5.00	3/1/34	22,430
722,920	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	770,562
17,377	Federal National Mortgage Association Pool #778141	5.00	5/1/34	18,291
305,758	Federal National Mortgage Association Pool #773586	5.50	6/1/34	326,528
334,580	Federal National Mortgage Association Pool #255311	6.00	7/1/34	361,288
14,466	Federal National Mortgage Association Pool #258149	5.50	9/1/34	15,449

2

Value Line U.S. Government Securities Fund, Inc.

November 30, 2009

Principal			Maturity
Amount		Rate	Date	Value

$3,140	Federal National Mortgage Association Pool #789150	5.00%	10/1/34	$3,305
486,338	Federal National Mortgage Association Pool #255496	5.00	11/1/34	511,918
45,041	Federal National Mortgage Association Pool #797154	5.50	11/1/34	48,101
116,510	Federal National Mortgage Association Pool #801063	5.50	11/1/34	124,424
185,513	Federal National Mortgage Association Pool #803675	5.50	12/1/34	198,115
245,515	Federal National Mortgage Association Pool #804683	5.50	12/1/34	262,193
414,945	Federal National Mortgage Association Pool #815813 (1)	4.48	2/1/35	423,059
471,281	Federal National Mortgage Association Pool #735224	5.50	2/1/35	503,516
36,906	Federal National Mortgage Association Pool #255580	5.50	2/1/35	39,413
494,271	Federal National Mortgage Association Pool #896016	6.00	8/1/36	531,563
599,139	Federal National Mortgage Association Pool #901561	5.50	10/1/36	638,622
836,973	Federal National Mortgage Association Pool #919584	6.00	6/1/37	898,945
762,713	Federal National Mortgage Association Pool #943647	5.50	7/1/37	812,260
21,200,837	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(Cost $21,487,102)			22,731,928
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.5%)
167,191	Government National Mortgage Association Pool #003645	4.50	12/20/19	177,865
10,579	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,452
3,544	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,837
68,152	Government National Mortgage Association Pool #548880	6.00	12/15/31	73,777
1,387,399	Government National Mortgage Association REMIC Trust Series 2009-20 Class AB	5.00	3/16/32	1,467,470
64,758	Government National Mortgage Association Pool #551762	6.00	4/15/32	70,102
36,116	Government National Mortgage Association Pool #582415	6.00	11/15/32	39,096
272,688	Government National Mortgage Association Pool #604485	6.00	7/15/33	294,852
152,708	Government National Mortgage Association Pool #622603	6.00	11/15/33	165,120
5,813	Government National Mortgage Association Pool #429786	6.00	12/15/33	6,285
189,984	Government National Mortgage Association Pool #605025	6.00	2/15/34	204,950
8,681	Government National Mortgage Association Pool #626480	6.00	2/15/34	9,365
1,962,609	Government National Mortgage Association REMIC Trust Series 2009-34 Class HA	4.50	2/16/34	2,068,770
84,875	Government National Mortgage Association Pool #610944	5.50	4/15/34	90,973
183,779	Government National Mortgage Association Pool #583008	5.50	6/15/34	196,983
69,383	Government National Mortgage Association Pool #605245	5.50	6/15/34	74,368
4,668,259	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
	(Cost $4,810,516)			4,955,265
66,253,242	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $67,191,598)			71,048,035
U.S. TREASURY OBLIGATIONS (14.3%)
1,168,800	U.S. Treasury Notes (2)	2.00	1/15/14	1,250,342
1,000,000	U.S. Treasury Notes	1.88	2/28/14	1,008,203
1,000,000	U.S. Treasury Notes	2.63	7/31/14	1,034,375
1,000,000	U.S. Treasury Notes	4.00	2/15/15	1,095,781
1,000,000	U.S. Treasury Notes	4.13	5/15/15	1,101,250
1,000,000	U.S. Treasury Notes	4.25	8/15/15	1,106,250
2,000,000	U.S. Treasury Notes	3.25	5/31/16	2,088,124
3,000,000	U.S. Treasury Bonds	7.88	2/15/21	4,228,125
11,168,800	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $12,351,337)			12,912,450
	TOTAL INVESTMENT SECURITIES (3) (92.8%)
	(Cost $79,542,935)			83,960,485

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal
Amount		Value

REPURCHASE AGREEMENT (3) (4)(6.5%)
$5,900,000	With Morgan Stanley, 0.11%, dated 11/30/09, due 12/1/09, delivery value $ 5,900,018 (collateralized by $5,960,000 U.S. Treasury Notes 2.00%, due 02/28/10 with a value of $6,017,902)	$5,900,000
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)	590,014
	NET ASSETS (5) (100.0%)	$90,450,499
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($90,450,499 ÷ 7,392,003 shares outstanding)	$12.24

(1)	Adjustable rate security. The rate shown is as of November 30, 2009.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures
(4)
The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(5)
For federal income tax purposes, the aggregate cost was $85,442,935, aggregate gross unrealized appreciation was $4,417,550, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $4,417,550.

4

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	0	71,048,035	0	71,048,035
U.S. Treasury Obligations	0	12,912,450	0	12,912,450
Repurchase Agreement	0	5,900,000	0	5,900,000

Total Investments in Securities	$0	$89,860,485	$0	$89,860,485

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 25, 2010